Credit Facilities and Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
CNHs credit facilities
Total facility	11,053
Short-term	3,362
Current Maturities	932
Long-term	2,335
Remaining availability uncommitted credit facilities with various subsidiaries	4,424
Fiat Industrial subsidiaries [Member]
CNHs credit facilities
Total facility	2,847
Short-term	272
Current Maturities	81
Long-term	759
Remaining availability uncommitted credit facilities with various subsidiaries	1,735
Fiat Ind. (D) [Member]
CNHs credit facilities
Total facility	125
BNDES Financing [Member]
CNHs credit facilities
Total facility	1,100
Current Maturities	313
Long-term	756
Remaining availability uncommitted credit facilities with various subsidiaries	31
BNDES Financing [Member] | BNDES Subsidized Financing [Member] | BRL
CNHs credit facilities
Currency	BRL
BNDES Financing [Member] | BNDES Subsidized Financing [Member] | Fiat Industrial subsidiaries [Member] | BRL
CNHs credit facilities
Maturity	Various from Jan-13 to Nov-20
Committed (C)	C
Total facility	1,100
Current Maturities	313
Long-term	756
Remaining availability uncommitted credit facilities with various subsidiaries	31
Committed-Asset Backed Facilities [Member]
CNHs credit facilities
Total facility	5,469
Short-term	2,233
Current Maturities	334
Long-term	1,405
Remaining availability uncommitted credit facilities with various subsidiaries	1,497
Committed-Asset Backed Facilities [Member] | Retail Securitization One [Member] | USD
CNHs credit facilities
Currency	USD
Maturity	2014-09
Committed (C)	C
Total facility	1,200
Current Maturities	92
Long-term	274
Remaining availability uncommitted credit facilities with various subsidiaries	834
Committed-Asset Backed Facilities [Member] | Retail Securitization Two [Member] | CAD
CNHs credit facilities
Currency	CAD
Maturity	2014-12
Committed (C)	C
Total facility	502
Current Maturities	65
Long-term	258
Remaining availability uncommitted credit facilities with various subsidiaries	179
Committed-Asset Backed Facilities [Member] | Retail Securitization Three [Member] | AUD
CNHs credit facilities
Currency	AUD
Maturity	2013-03
Committed (C)	C
Total facility	664
Current Maturities	163
Long-term	306
Remaining availability uncommitted credit facilities with various subsidiaries	195
Committed-Asset Backed Facilities [Member] | Wholesale VFN One [Member] | USD
CNHs credit facilities
Currency	USD
Maturity	Various from Mar-13 through Nov-13
Committed (C)	C
Total facility	1,550
Short-term	1,550
Committed-Asset Backed Facilities [Member] | Wholesale VFN Two [Member] | CAD
CNHs credit facilities
Currency	CAD
Maturity	2014-12
Committed (C)	C
Total facility	588
Short-term	549
Remaining availability uncommitted credit facilities with various subsidiaries	39
Committed-Asset Backed Facilities [Member] | Wholesale VFN Three [Member] | AUD
CNHs credit facilities
Currency	AUD
Maturity	2013-12
Committed (C)	C
Total facility	208
Short-term	134
Remaining availability uncommitted credit facilities with various subsidiaries	74
Committed-Asset Backed Facilities [Member] | Wholesale Securitization [Member] | EUR
CNHs credit facilities
Currency	EUR
Maturity	2015-08
Committed (C)	C
Total facility	657
Long-term	484
Remaining availability uncommitted credit facilities with various subsidiaries	173
Committed-Asset Backed Facilities [Member] | Operating Lease [Member]
CNHs credit facilities
Total facility	100
Committed-Asset Backed Facilities [Member] | Operating Lease [Member] | USD
CNHs credit facilities
Currency	USD
Maturity	2013-12
Committed (C)	C
Total facility	100
Current Maturities	14
Long-term	83
Remaining availability uncommitted credit facilities with various subsidiaries	3
Other Third Party Facilities [Member]
CNHs credit facilities
Total facility	2,529
Short-term	919
Current Maturities	278
Long-term	171
Remaining availability uncommitted credit facilities with various subsidiaries	1,161
Other Third Party Facilities [Member] | Revolving Credit Facilities [Member] | USD
CNHs credit facilities
Currency	USD
Maturity	Various from Dec-2013 to Jul-2016
Committed (C)	C
Total facility	650
Current Maturities	73
Remaining availability uncommitted credit facilities with various subsidiaries	577
Other Third Party Facilities [Member] | Various Credit Lines-Latin America [Member] | Multiple [Member]
CNHs credit facilities
Currency	Multiple
Maturity	Various from Jan-2013 to Dec-2017
Committed (C)	C
Total facility	363
Current Maturities	183
Long-term	159
Remaining availability uncommitted credit facilities with various subsidiaries	21
Other Third Party Facilities [Member] | Factoring Lines [Member] | Multiple [Member]
CNHs credit facilities
Currency	Multiple
Maturity	Various from Jan-2013 through Feb-2017
Uncommitted (U)	U
Total facility	1,302
Short-term	761
Current Maturities	22
Long-term	12
Remaining availability uncommitted credit facilities with various subsidiaries	507
Other Third Party Facilities [Member] | Credit Lines-Australia [Member] | AUD
CNHs credit facilities
Currency	AUD
Other Third Party Facilities [Member] | Credit Lines-Australia [Member] | Fiat Ind. (D) [Member] | AUD
CNHs credit facilities
Maturity	Jan-13 and Sep-13
Committed (C)	C
Total facility	125
Short-term	125
Other Third Party Facilities [Member] | Other Credit Lines [Member] | Multiple [Member]
CNHs credit facilities
Currency	Multiple
Maturity	Various from Jan-13 to Dec-13
Uncommitted (U)	U/C
Total facility	89
Short-term	33
Remaining availability uncommitted credit facilities with various subsidiaries	56
Fiat Industrial Facilities [Member]
CNHs credit facilities
Total facility	1,955
Short-term	210
Current Maturities	7
Long-term	3
Remaining availability uncommitted credit facilities with various subsidiaries	1,735
Fiat Industrial Facilities [Member] | Credit Lines with Fiat Industrial [Member] | Multiple [Member]
CNHs credit facilities
Currency	Multiple
Maturity	Various from Jan-13 to Mar-17
Uncommitted (U)	U
Total facility	1,955
Short-term	210
Current Maturities	7
Long-term	3
Remaining availability uncommitted credit facilities with various subsidiaries	1,735
Equipment Operations [Member]
CNHs credit facilities
Short-term	50
Current Maturities	256
Long-term	159
Equipment Operations [Member] | Fiat Industrial subsidiaries [Member]
CNHs credit facilities
Short-term	7
Equipment Operations [Member] | Other Third Party Facilities [Member]
CNHs credit facilities
Short-term	43
Current Maturities	256
Long-term	159
Equipment Operations [Member] | Other Third Party Facilities [Member] | Revolving Credit Facilities [Member] | USD
CNHs credit facilities
Current Maturities	73
Equipment Operations [Member] | Other Third Party Facilities [Member] | Various Credit Lines-Latin America [Member] | Multiple [Member]
CNHs credit facilities
Current Maturities	183
Long-term	159
Equipment Operations [Member] | Other Third Party Facilities [Member] | Factoring Lines [Member] | Multiple [Member]
CNHs credit facilities
Short-term	10
Equipment Operations [Member] | Other Third Party Facilities [Member] | Other Credit Lines [Member] | Multiple [Member]
CNHs credit facilities
Short-term	33
Equipment Operations [Member] | Fiat Industrial Facilities [Member]
CNHs credit facilities
Short-term	7
Equipment Operations [Member] | Fiat Industrial Facilities [Member] | Credit Lines with Fiat Industrial [Member] | Multiple [Member]
CNHs credit facilities
Short-term	7
Financial Services [Member]
CNHs credit facilities
Short-term	3,312
Current Maturities	676
Long-term	2,176
Financial Services [Member] | Fiat Industrial subsidiaries [Member]
CNHs credit facilities
Short-term	265
Current Maturities	81
Long-term	759
Financial Services [Member] | BNDES Financing [Member] | BNDES Subsidized Financing [Member] | Fiat Industrial subsidiaries [Member] | BRL
CNHs credit facilities
Current Maturities	313
Long-term	756
Financial Services [Member] | Committed-Asset Backed Facilities [Member]
CNHs credit facilities
Short-term	2,233
Current Maturities	334
Long-term	1,405
Financial Services [Member] | Committed-Asset Backed Facilities [Member] | Retail Securitization One [Member] | USD
CNHs credit facilities
Current Maturities	92
Long-term	274
Financial Services [Member] | Committed-Asset Backed Facilities [Member] | Retail Securitization Two [Member] | CAD
CNHs credit facilities
Current Maturities	65
Long-term	258
Financial Services [Member] | Committed-Asset Backed Facilities [Member] | Retail Securitization Three [Member] | AUD
CNHs credit facilities
Current Maturities	163
Long-term	306
Financial Services [Member] | Committed-Asset Backed Facilities [Member] | Wholesale VFN One [Member] | USD
CNHs credit facilities
Short-term	1,550
Financial Services [Member] | Committed-Asset Backed Facilities [Member] | Wholesale VFN Two [Member] | CAD
CNHs credit facilities
Short-term	549
Financial Services [Member] | Committed-Asset Backed Facilities [Member] | Wholesale VFN Three [Member] | AUD
CNHs credit facilities
Short-term	134
Financial Services [Member] | Committed-Asset Backed Facilities [Member] | Wholesale Securitization [Member] | EUR
CNHs credit facilities
Long-term	484
Financial Services [Member] | Committed-Asset Backed Facilities [Member] | Operating Lease [Member] | USD
CNHs credit facilities
Current Maturities	14
Long-term	83
Financial Services [Member] | Other Third Party Facilities [Member]
CNHs credit facilities
Short-term	876
Current Maturities	22
Long-term	12
Financial Services [Member] | Other Third Party Facilities [Member] | Factoring Lines [Member] | Multiple [Member]
CNHs credit facilities
Short-term	751
Current Maturities	22
Long-term	12
Financial Services [Member] | Other Third Party Facilities [Member] | Credit Lines-Australia [Member] | Fiat Ind. (D) [Member] | AUD
CNHs credit facilities
Short-term	125
Financial Services [Member] | Fiat Industrial Facilities [Member]
CNHs credit facilities
Short-term	203
Current Maturities	7
Long-term	3
Financial Services [Member] | Fiat Industrial Facilities [Member] | Credit Lines with Fiat Industrial [Member] | Multiple [Member]
CNHs credit facilities
Short-term	203
Current Maturities	7
Long-term	3